Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information
16.	Segment Information:

In the second quarter of 2023, the Company established its LPG carrier operations through the acquisition of two LPG carrier vessels. With effect from the second quarter of 2024, the Company operated in two reportable segments: (i) the Handysize tanker segment and (ii) the LPG carrier segment, each on a continued operations basis. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance. Further, the transport of refined petroleum products (carried by Handysize tanker vessels) and liquefied petroleum gas (carried by LPG carriers) has different characteristics. In addition, the nature of trade, trading routes, charterers and cargo handling of liquefied petroleum gas and refined petroleum products differs.

The table below presents information about the Company’s reportable segments comprising its continuing operations for the years ended December 31, 2022, 2023 and 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2022		Year ended December 31, 2023			Year ended December 31, 2024
	Handysize tanker segment	Total	Handysize tanker segment	LPG carrier segment	Total	Handysize tanker segment	LPG carrier segment	Total
Time charter revenues	$—	$—	$—	$3,439,356	$3,439,356	$—	$14,315,299	$14,315,299
Voyage charter revenues	—	—	—	3,253,385	3,253,385	—	1,310,312	1,310,312
Pool revenues	15,637,653	15,637,653	15,611,872	—	15,611,872	6,768,672	—	6,768,672
Total vessel revenues	$15,637,653	$15,637,653	$15,611,872	$6,692,741	$22,304,613	$6,768,672	$15,625,611	$22,394,283
Voyage expenses (including charges from related parties)	(219,066)	(219,066)	(198,730)	(2,306,422)	(2,505,152)	(315,055)	(1,279,696)	(1,594,751)
Vessel operating expenses	(4,322,281)	(4,322,281)	(5,164,248)	(4,228,712)	(9,392,960)	(2,310,289)	(6,990,110)	(9,300,399)
Management fees to related parties	(666,500)	(666,500)	(688,547)	(1,022,104)	(1,710,651)	(386,162)	(1,544,648)	(1,930,810)
Provision for doubtful accounts	—	—	—	—	—	—	(25,369)	(25,369)
Depreciation and amortization	(1,405,124)	(1,405,124)	(1,490,577)	(1,874,041)	(3,364,618)	(1,168,558)	(3,732,688)	(4,901,246)
Gain on sale of vessel	—	—	8,226,258	—	8,226,258	—	—	—
Segments operating income/(loss)	$9,024,682	$9,024,682	$16,296,028	$(2,738,538)	$13,557,490	$2,588,608	$2,053,100	$4,641,708
Interest and finance costs		(14,068)			(31,815)			(230,531)
Interest income		4,550			2,053,749			8,354,608
Interest income from related party		—			—			364,205
Dividend income from related party		—			1,020,833			2,645,833
Foreign exchange losses		(1,859)			(14,978)			(21,019)
Dividend income on equity securities		—			—			4,136
Loss on equity securities		—			—			(48,542)
Less: Unallocated corporate general and administrative expenses (including related parties)		(2,093,347)			(5,357,265)			(10,198,863)
Net income and comprehensive income from continuing operations, before taxes		$6,919,958			$11,228,014			$5,511,535
Net income and comprehensive income from discontinued operations, before taxes		$43,966,606			$129,759,646			$19,695,969
Net income and comprehensive income, before taxes		$50,886,564			$140,987,660			$25,207,504

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2023, and December 31, 2024, is as follows:

	As of December 31, 2023	As of December 31, 2024
Handysize tanker segment	10,445,507	9,666,777
LPG carrier segment	71,651,775	72,241,241
Cash and cash equivalents(1)	151,757,138	37,191,906
Prepaid expenses and other assets(1)	51,447,318	206,812,257
Total assets from continuing operations	$285,301,738	$325,912,181
Total assets from discontinued operations	$22,802,392	$495,003
Total consolidated assets	$308,104,130	$326,407,184

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.